LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT
Long-term debt consists of the following:

				2020	2019
				$	$
Credit facility
Bankers’ acceptances				—	35,000
				—	35,000
Debenture principal amount	Interest rate	Issued date	Maturity date
$450 million	2.645%	December 7, 2015	December 7, 2020	—	449,509
$200 million	2.775%	November 25, 2016	November 25, 2021	203,805	199,512
$325 million	3.520%	July 20, 2018	July 20, 2023	323,944	323,616
$350 million	3.215%	July 22, 2019	July 22, 2024	348,454	348,101
$450 million	3.759%	May 26, 2020	May 26, 2025	447,829	—
$250 million	3.904%	September 27, 2017	September 27, 2027	248,891	248,756
$700 million USD	3.200%	December 17, 2020	December 17, 2030	883,193	—
				2,456,116	1,569,494
Long-term debt				2,456,116	1,604,494
Current portion of long-term debt				203,805	449,509
CREDIT FACILITY
CI has a $700,000 revolving credit facility with three Canadian chartered banks. Loans are made by the banks under a three-year revolving credit facility, with the outstanding principal balance due upon maturity on December 11, 2021. Amounts may be borrowed in Canadian dollars through prime rate loans, which bear interest at the greater of the bank’s prime rate and the Canadian Deposit Offering Rate plus 1.00%, or bankers’ acceptances, which bear interest at bankers’ acceptance rates plus 0.90%. Amounts may also be borrowed in U.S. dollars through base rate loans, which bear interest at the greater of the bank’s reference rate for loans made by it in Canada in U.S. funds and the federal funds effective rate plus 1.00%, or LIBOR loans, which bear interest at LIBOR plus 0.90%.
CI may also borrow under this facility in the form of letters of credit, which bear a fee of 0.90% on any undrawn portion. As at December 31, 2020 and 2019, CI had not accessed the facility by way of letters of credit.
The credit facility contains a number of financial covenants that require CI to meet certain financial ratios and financial condition tests. CI is within its financial covenants with respect to its credit facility, which require that the funded debt to annualized EBITDA ratio remain below 3:1 and that CI’s assets under management not fall below $85 billion, calculated based on a rolling 30-day average. There can be no assurance that future borrowings or equity financing will be available to CI or available on acceptable terms.
DEBENTURES AND NOTES
On July 22, 2019, CI completed an offering pursuant to which it issued $350,000 principal amount of debentures due July 22, 2024 at par [the “2024 Debentures”]. Interest on the 2024 Debentures is paid semi-annually in arrears at a rate of 3.215%. The proceeds, net of transaction costs, were used to repay outstanding indebtedness under the credit facility.
On May 26, 2020, CI completed an offering pursuant to which it issued $450,000 principal amount of debentures due May 26, 2025 at par [the “2025 Debentures”]. Interest on the 2025 Debentures is paid semi-annually in arrears at a rate of 3.759%. The proceeds, net of transaction costs, were used to repay outstanding indebtedness under the credit facility.
On December 17, 2020, CI completed an offering pursuant to which it issued $700,000 USD principal amount of notes due December 17, 2030 [the “2030 Notes”]. Interest on the 2030 Notes is paid semi-annually in arrears at a rate of 3.200%. The proceeds, net of transaction costs, were used to repay outstanding indebtedness under the credit facility.
CI may, at its option, redeem the 2023 Debentures, the 2024 Debentures, the 2025 Debentures and the 2027 Debentures, in whole or in part, from time to time, on not less than 30 nor more than 60 days’ prior notice to the registered holder, at a redemption price which is equal to the greater of par and the Government of Canada yield, plus 36.0, 44.5, 84.0, 44.5 basis points respectively. CI may also, at its option, redeem the 2030 Notes in whole or in part, from time to time, at a redemption price which is equal to the greater of 100% of the principal amount of the notes to be redeemed and the Treasury Rate plus 35.0 basis points. CI considers these embedded prepayment options to be closely related to the debentures and, as such, does not account for it separately as a derivative.
During the year ended December 31, 2020, CI repurchased $55,985 principal amount of debentures due December 7, 2020 at an average price of $100.693 and recorded a loss of $388, included in other income. The remaining principal amount of $394,015 was repaid on the maturity date, December 7, 2020.
On January 18, 2021, CI redeemed the $200,000 principal amount of debentures due November 25, 2021 [the “2021 Debentures”] at a price of $101.903, realizing a loss of $3,805 and paying interest of $806.
In connection with the redemption of the 2021 Debentures, on January 18, 2021, CI terminated the interest swap agreement entered into on February 2, 2017, and realized a gain of $1,865. The interest rate swap agreement was entered into with a Canadian chartered bank to swap the semi-annual fixed rate payments on the 2021 Debentures for floating rate payments. Based on the terms of the agreement, CI paid a rate equivalent to the three-month Canadian bankers’ acceptance rate plus a spread of 138.4 basis points. The rates reset quarterly and paid semi-annually to match the fixed payment obligations of the 2021 Debentures. As at December 31, 2020, the fair value of the interest rate swap agreement was an unrealized gain of $1,857 [2019 – $2,388] and is included in long-term debt in the consolidated statements of financial position.
On January 19, 2021, CI announced its intention to repurchase the 2023 Debentures on or about February 19, 2021 in accordance with their terms.
Interest paid on the debentures and notes is paid semi-annually. During the years ended December 31, 2020 and 2019, interest paid is as follows:

				2020	2019
	Interest rate	Issued date	Maturity date	$	$
Interest paid on debentures and notes
$450 million	2.645%	December 7, 2015	December 7, 2020	10,305	11,903
$200 million	2.775%	November 25, 2016	November 25, 2021	5,409	6,841
$325 million	3.520%	July 20, 2018	July 20, 2023	11,440	11,440
$350 million	3.215%	July 22, 2019	July 22, 2024	11,384	4,861
$450 million	3.759%	May 26, 2020	May 26, 2025	10,098	—
$250 million	3.904%	September 27, 2017	September 27, 2027	9,760	9,760
$700 million USD	3.200%	December 17, 2020	December 17, 2030	1,115	—
				59,511	44,805
Issuance costs and the issuance discount are amortized over the term of the debentures using the effective interest method. The amortization expense related to the discount and transaction costs for CI’s issued debentures for the year ended December 31, 2020 was $2,054 [2019 – $1,302], which is included in other expenses.
In the event that both a change of control occurs and the rating of the debentures is lowered to below investment grade by two out of three rating agencies as defined as below BBB- by Standard & Poor’s, BBB (low) by DBRS Limited and Baa3 by Moody’s Investor Service, Inc., CI will be required to make an offer to repurchase all or, at the option of each holder, any part of each holder’s debentures at a purchase price payable in cash equivalent to 101% of the outstanding principal amount of the debentures and notes, together with accrued and unpaid interest, to the date of purchase. Also, in the case of the 2030 Notes, in the event that certain changes affecting Canadian withholding taxes occur, CI will have the option to redeem the notes in whole or in part, at a redemption price equal to 100% of the aggregate principal amount, together with accrued and unpaid interest, to the date of redemption.